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                  [Sutherland Asbill & Brennan LLP Letterhead]




DAVID S. GOLDSTEIN
DIRECT LINE: (202) 383-0606
Internet: dgoldstein@sablaw.com

                                                    May 3, 2000
VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Mail Stop 10-5
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      GE Investments Funds, Inc. - File No. 2-91369

Commissioners:

                  On behalf of GE Investments Funds, Inc. (the "Fund"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information being used in connection with the offering of shares in the Fund and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment No. 27 for the Fund filed with the Commission on April 24, 2000 via EDGAR.

                  If you have any questions or comments, please call the undersigned at (202) 383-0606.

                                                     Sincerely,

                                                     /s/ David S. Goldstein

                                                     David S. Goldstein


cc:      Anthony Zacharski/GE Investments Funds, Inc.